Investor A, C, Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R [Member] - BLACKROCK BALANCED FUND, INC.	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 600
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,451
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,657
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,431